Condensed Interim Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current
Cash	$ 35,669,067	$ 88,266,985
Accounts receivable	102,518,624	62,971,542
Inventories	234,955,893	167,191,935
Prepaid expenses and other current assets	2,177,574	5,067,513
Current assets	375,321,158	323,497,975
Non-current
Other non-current assets	839,883	1,073,226
Property, plant and equipment	187,661,813	160,756,328
Right-of-use assets	88,206,379	60,508,354
Intangible assets	192,267,677	151,364,023
Contract asset	13,234,458	13,211,006
Non-current assets	482,210,210	386,912,937
Total assets	857,531,368	710,410,912
Current
Trade and other payables	84,752,104	75,222,042
Deferred revenue and other deferred liabilities	32,748,254	634,971
Current portion of long-term debt and other debts	4,363,271	24,713
Current portion of lease liabilities	7,540,286	5,210,183
Current liabilities	129,403,915	81,091,909
Non-current
Long-term debt and other debts	172,097,826	110,648,635
Lease liabilities	82,412,830	58,310,032
Share warrant obligations	38,128,736	23,243,563
Conversion options on convertible debt instruments	26,226,096	0
Non-current liabilities	318,865,488	192,202,230
Total liabilities	448,269,403	273,294,139
SHAREHOLDERS' EQUITY
Share capital	489,362,920	475,950,194
Contributed surplus	139,160,542	134,365,664
Deficit	(199,203,564)	(151,979,960)
Cumulative translation adjustment	(20,057,933)	(21,219,125)
Total shareholders' equity	409,261,965	437,116,773
Total shareholders' equity and liabilities	$ 857,531,368	$ 710,410,912